LEASES - Operating and finance lease expenses (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Finance lease cost
Amortization of leased asset			$ 579,209	$ 635,036	$ 955,443	$ 398,292
Total lease expenses	$ 796,987	$ 1,676,023	2,352,191	4,895,810	6,487,477	5,269,993
Discontinued operations
Finance lease cost
Interest on lease liabilities		84,307		269,397	277,366	686,684
Total lease expenses		989,573		3,240,386	4,150,972	4,748,180
Continuing operations
Finance lease cost
Interest on lease liabilities	7,602	13,612	15,903	44,369	55,844	46,518
Total lease expenses	796,987	686,450	2,352,191	1,655,424	2,336,505	521,813
Cost of revenues
Operating Lease Cost
Automobile lease costs	564,646	501,847	1,622,601	1,205,011	1,749,959	42,306
Finance lease cost
Amortization of leased asset	73,991	834,807	203,044	2,419,695	2,844,167	2,441,873
Selling, general and administrative
Operating Lease Cost
Lease expenses	88,493	165,263	313,753	434,733	585,719	396,276
Finance lease cost
Amortization of leased asset					974,422	1,656,336
General and administrative
Finance lease cost
Amortization of leased asset	62,255	76,187	196,890	522,605
Interest expenses on finance leases
Finance lease cost
Interest on lease liabilities	$ 7,602	$ 97,919	$ 15,903	$ 313,766	$ 333,210	$ 733,202